COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
2016	$2,598,819
2017	$2,485,605
2018	$2,559,278
2019	$2,435,197
2020	$2,611,972
Over 5 years	$27,720
$12,718,591

Schedule of Purchase Commitments

	At December 31,
	2013	2014	2015
	$	$	$
Commitments to purchase property, plant and equipment (1)	13,356,755	8,028,764	4,619,772
Commitments to purchase silicon raw materials (2)	845,131,131	464,634,744	-
	858,487,886	472,663,508	4,619,772

(1)	Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2016	$4,619,772
Total	$4,619,772

(2)	As of December 31, 2015, there is no future payment required for silicon raw materials.

Schedule of Long-Term Supply Agreements
Twelve-month period ending December 31,
2016	$4,619,772
Total	$4,619,772